Dividends (Tables)	12 Months Ended
Dec. 31, 2023
Dividends
Summary of dividends

	2023	2022	2021
	£m	£m	£m
2020 final dividend paid – 5.41p per share	—	—	100
2021 interim dividend paid – 2.09p per share	—	—	39
2021 final dividend paid – 4.30p per share	—	80	—
2022 interim dividend paid – 2.40p per share	—	42	—
2022 final dividend paid – 5.15p per share	131	—	—
2023 interim dividend paid – 2.75p per share	70	—	—
	201	122	139